Financial Risk Management - Summary of Group Exposure to Foreign Currency Risk (Details) - Currency Risk - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Financial Instruments [Line Items]
Net balances	$ 101,813	$ 120,639
Increase (decrease) in profit and loss due to reasonably possible increase in designated risk component	(10,182)	(12,064)
Increase (decrease) in profit and loss due to reasonably possible decrease in designated risk component	10,182	12,064
United States Dollar
Disclosure of Financial Instruments [Line Items]
Net balances		$ 47,162
Percentage of reasonably possible increase in risk assumption		10.00%
Percentage of reasonably possible decrease in risk assumption		(10.00%)
Increase (decrease) in profit and loss due to reasonably possible increase in designated risk component		$ (4,716)
Increase (decrease) in profit and loss due to reasonably possible decrease in designated risk component		4,716
Brazilian Real/Reais
Disclosure of Financial Instruments [Line Items]
Net balances	$ 29,145	$ 27,841
Percentage of reasonably possible increase in risk assumption	10.00%	10.00%
Percentage of reasonably possible decrease in risk assumption	(10.00%)	(10.00%)
Increase (decrease) in profit and loss due to reasonably possible increase in designated risk component	$ (2,915)	$ (2,784)
Increase (decrease) in profit and loss due to reasonably possible decrease in designated risk component	2,915	2,784
Indian Rupee
Disclosure of Financial Instruments [Line Items]
Net balances		$ 16,530
Percentage of reasonably possible increase in risk assumption		10.00%
Percentage of reasonably possible decrease in risk assumption		(10.00%)
Increase (decrease) in profit and loss due to reasonably possible increase in designated risk component		$ (1,653)
Increase (decrease) in profit and loss due to reasonably possible decrease in designated risk component		1,653
Egyptian Pounds
Disclosure of Financial Instruments [Line Items]
Net balances		$ 16,243
Percentage of reasonably possible increase in risk assumption		10.00%
Percentage of reasonably possible decrease in risk assumption		(10.00%)
Increase (decrease) in profit and loss due to reasonably possible increase in designated risk component		$ (1,624)
Increase (decrease) in profit and loss due to reasonably possible decrease in designated risk component		1,624
Argentine Pesos
Disclosure of Financial Instruments [Line Items]
Net balances	$ 12,769	$ 12,863
Percentage of reasonably possible increase in risk assumption	10.00%	10.00%
Percentage of reasonably possible decrease in risk assumption	(10.00%)	(10.00%)
Increase (decrease) in profit and loss due to reasonably possible increase in designated risk component	$ (1,276)	$ (1,286)
Increase (decrease) in profit and loss due to reasonably possible decrease in designated risk component	1,276	$ 1,286
South African Rand
Disclosure of Financial Instruments [Line Items]
Net balances	$ 9,107
Percentage of reasonably possible increase in risk assumption	10.00%
Percentage of reasonably possible decrease in risk assumption	(10.00%)
Increase (decrease) in profit and loss due to reasonably possible increase in designated risk component	$ (911)
Increase (decrease) in profit and loss due to reasonably possible decrease in designated risk component	911
Mexican Pesos
Disclosure of Financial Instruments [Line Items]
Net balances	$ 39,825
Percentage of reasonably possible increase in risk assumption	10.00%
Percentage of reasonably possible decrease in risk assumption	(10.00%)
Increase (decrease) in profit and loss due to reasonably possible increase in designated risk component	$ (3,983)
Increase (decrease) in profit and loss due to reasonably possible decrease in designated risk component	3,983
Saudi Riyal
Disclosure of Financial Instruments [Line Items]
Net balances	$ 10,966
Percentage of reasonably possible increase in risk assumption	10.00%
Percentage of reasonably possible decrease in risk assumption	(10.00%)
Increase (decrease) in profit and loss due to reasonably possible increase in designated risk component	$ (1,097)
Increase (decrease) in profit and loss due to reasonably possible decrease in designated risk component	$ 1,097